SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Impairment charges associated with its long-lived assets and acquired intangibles (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2023 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Impairment of long-lived assets	¥ 506,686
Impairment of property and equipment	480,099
Impairment of intangible assets	15,113
Impairment of right-of-use assets	¥ 11,474